Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment securities pledged for acting as a collection agent of public funds	¥ 21,934,678
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,995,695	¥ 2,918,282
Total assets at end of fiscal year	397,436,461	381,735,733	¥ 367,650,018
Fair value of securities accepted as collateral that is permitted to be sold or repledged	38,178,000	32,111,000
Fair value of securities accepted as collateral that was sold or repledged	25,808,000	24,063,000
Cash collateral pledged for derivative transactions included in Other assets	3,168,071	2,585,837
Cash collateral received for derivative transactions included in Other liabilities	1,397,315	¥ 1,318,338
Asset pledged as collateral without right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total assets at end of fiscal year	¥ 36,743,000